Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Interest on long term debt and bareboat leases	$ 41,034	$ 28,691
Less: Interest capitalized	(629)	(468)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	0	73
Amortization of debt issuance costs	2,575	1,367
Other bank and finance charges	846	675
Interest and finance costs	$ 43,826	$ 30,338